Commitments and Contingencies - Schedule of Operating Lease Commitments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	$ 2,824	$ 364
Within 1 year [Member]
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	535	243
Later than 1 year and not later than 5 years [Member]
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	2,145	121
Later than 5 years [member]
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	$ 144	$ 0